Document And Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Entity Registrant Name	Akari Therapeutics Plc
Entity Central Index Key	0001541157
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	AKTX
Entity Common Stock, Shares Outstanding	1,525,693,393